Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2022
Other comprehensive income (loss)
Other comprehensive income (loss)

24.Other comprehensive income (loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2022, 2021, and 2020 are as follows:

Other comprehensive income (loss)
in € THOUS
	2022			2021			2020

	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
Equity method investees – share of OCI	22,705	—	22,705	(25,334)	—	(25,334)	58,166	—	58,166
FVOCI equity investments	2,883	(231)	2,652	37,660	(8,492)	29,168	19,439	(2,326)	17,113
Actuarial gain (loss) on defined benefit pension plans	318,595	(94,062)	224,533	(15,781)	4,407	(11,374)	4,176	(1,191)	2,985

Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment	826,847	—	826,847	1,034,239	—	1,034,239	(1,359,397)	—	(1,359,397)
FVOCI debt securities	(44,996)	8,050	(36,946)	(9,892)	1,482	(8,410)	29,096	(5,048)	24,048
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedging reserve during the period	12,036	(3,045)	8,991	(3,585)	1,013	(2,572)	6,123	(1,839)	4,284
Cost of hedging	(3,379)	887	(2,492)	126	(7)	119	(2,062)	608	(1,454)
Reclassification adjustments	3,756	(1,044)	2,712	2,277	(599)	1,678	(1,282)	482	(800)
Total other comprehensive income (loss) relating to cash flow hedges	12,413	(3,202)	9,211	(1,182)	407	(775)	2,779	(749)	2,030
Other comprehensive income (loss)	1,138,447	(89,445)	1,049,002	1,019,710	(2,196)	1,017,514	(1,245,741)	(9,314)	(1,255,055)